Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Personal Expenses [Abstract]
Wages, salaries and other employees benefits									$ 62,303	$ 42,073	$ 31,001
Contributions to defined contribution plans									3,055	2,204	2,017
Expenses related to defined benefit plans									868	363	253
Equity-settled share based payment									44,716	26,795	13,685
Employee welfare expenses									3,215	2,301	2,062
Total	$ 28,427	$ 26,894	$ 29,015	$ 29,821	$ 32,700	$ 13,652	$ 14,243	$ 13,141	$ 114,157	$ 73,736	$ 49,018